Prospectus Supplement Supplement dated January 13, 2021

Emerging Markets Fund ■ Emerging Markets Small Cap Fund ■ Focused Global Growth Fund ■
Focused International Growth Fund ■ Global Small Cap Fund ■ International Growth Fund ■
International Opportunities Fund ■ International Value Fund
(Prospectuses dated April 1, 2020)

Global Real Estate Fund ■ Real Estate Fund ■ AC Alternatives Income Fund ■ Growth Fund ■
Heritage Fund ■ Select Fund ■ Small Cap Growth Fund ■ Sustainable Equity Fund ■ Ultra Fund ■ Emerging Markets Debt Fund ■ Global Bond Fund ■ International Bond Fund
(Prospectuses dated March 1, 2020)

Focused Large Cap Value Fund
(Prospectus dated August 1, 2020, as revised December 10, 2020)

One Choice® In Retirement Portfolio ■ One Choice® 2025 Portfolio ■ One Choice® 2030 Portfolio ■
One Choice® 2035 Portfolio ■ One Choice® 2040 Portfolio ■ One Choice® 2045 Portfolio ■ One Choice® 2050 Portfolio ■ One Choice® 2055 Portfolio ■ One Choice® 2060 Portfolio ■ One Choice® 2065 Portfolio ■ Strategic Allocation: Aggressive Fund ■ Strategic Allocation: Conservative Fund ■ Strategic Allocation: Moderate Fund ■ Focused Dynamic Growth Fund
(Prospectuses dated December 1, 2020)

Short Duration Fund
(Prospectus dated November 3, 2020)

Disciplined Growth Fund ■ Equity Growth Fund ■ Global Gold Fund ■ Disciplined Core Value Fund ■
Small Company Fund
(Prospectuses dated November 1, 2020)

High-Yield Municipal Fund ■ Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated October 1, 2020)

Ginnie Mae Fund ■ Government Bond Fund ■ Inflation-Adjusted Bond Fund ■ Short-Term Government Fund ■ AC Alternatives Market Neutral Value Fund ■ Equity Income Fund ■ Mid Cap Value Fund ■
Small Cap Value Fund ■ Value Fund ■ Core Plus Fund ■ Diversified Bond Fund ■ High Income Fund ■ High-Yield Fund ■ Prime Money Market Fund ■ Short Duration Inflation Protection Bond Fund ■
Short Duration Strategic Income Fund ■ Strategic Income Fund ■ U.S. Government Money Market Fund
(Prospectuses dated August 1, 2020)

California High-Yield Municipal Fund ■ California Intermediate-Term Tax-Free Bond Fund
(Prospectuses dated January 1, 2021)

Effective March 1, 2021, C Class shares will automatically convert to A Class shares after being held for eight years.

Effective January 15, 2021, the following replaces the Sales Charge Reductions and Waivers Available through Ameriprise Financial section in Appendix A in the prospectus.

The following information applies to A Class shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial.
Shareholders purchasing fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:

•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
•Shares exchanged from C Class shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of C Class shares or conversion of C Class shares following a shorter holding period, that waiver will apply.
•Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
•Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-96865 2101